FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Table)	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Schedule of items designated as hedging instruments

		Carrying	Carrying	Changes in	Hedge	Amounts reclassified
	Nominal	amount	amount	fair value	ineffectiveness	from hedging reserve
	amount	assets	liabilities	in OCI	in profit or loss	to profit or loss	Line item in
	$ million	$ million	$ million	$ million	$ million	$ million	profit or loss
At 31 December 2021
Foreign currency risk
Forward exchange contracts[1]	2,322	39	(19)	41	–	7	Cash flow hedges
Interest rate risk
Interest rate swaps[2]	–	–	–	–	–	–	N/A
At 31 December 2020
Foreign currency risk
Forward exchange contracts[1]	2,581	22	(59)	(30)	–	(6)	Cash flow hedges
Interest rate risk
Interest rate swaps[2]	(120)	2	–	–	–	–	N/A
1	Presented in Trade and other receivables and Trade and other payables on the Balance Sheet.
2	Presented in Trade and other receivables on the Balance Sheet.

Currency and interest rate profile of interest bearing liabilities

							Fixed rate liabilities
								Weighted
								average
			Interest				Weighted	time
	Gross	Currency	rate	Total	Floating	Fixed rate	average	for which
	borrowings	swaps	swaps	liabilities	rate liabilities	liabilities	interest rate	rate is fixed
	$ million	$ million	$ million	$ million	$ million	$ million	%	Years
At 31 December 2021
US Dollar	(2,278)	(201)	–	(2,479)	(226)	(2,253)	2.7	6.5
Other	(864)	(136)	–	(1,000)	(1,000)	–	–	–
Total interest bearing liabilities	(3,142)	(337)	–	(3,479)	(1,226)	(2,253)
At 31 December 2020
US Dollar	(2,548)	(240)	–	(2,788)	(391)	(2,397)	2.7	7.1
Other	(938)	(141)	–	(1,079)	(1,079)	–	–	–
Total interest bearing liabilities	(3,486)	(381)	–	(3,867)	(1,470)	(2,397)

Currency and interest rate profile of interest bearing assets

	Cash	Currency	Interest rate		Floating	Fixed
	at bank	swaps	swaps	Total assets	rate assets	rate assets
	$ million	$ million	$ million	$ million	$ million	$ million
At 31 December 2021
US Dollar	1,156	135	–	1,291	1,291	–
Other	134	202	–	336	336	–
Total interest bearing assets	1,290	337	–	1,627	1,627	–
At 31 December 2020
US Dollar	1,648	139	2	1,789	1,787	2
Other	114	242	–	356	356	–
Total interest bearing assets	1,762	381	2	2,145	2,143	2

Schedule of fair value of financial instruments

						Carrying amount			Fair value
	Fair value – hedging instruments	Amortised cost	Fair value through OCI	Fair value through profit or loss	Other financial liabilities	Total	Level 2	Level 3	Total
At 31 December 2021	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Financial assets measured at fair value
Forward foreign exchange contracts	37	–	–	–	–	37	37	–	37
Investments	–	–	–	10	–	10	–	10	10
Contingent consideration receivable	–	–	–	20	–	20	–	20	20
Currency swaps	–	–	2	–	–	2	2	–	2
	37	–	2	30	–	69
Financial liabilities measured at fair value
Acquisition consideration	–	–	–	(84)	–	(84)	–	(84)	(84)
Forward foreign exchange contracts	(17)	–	–	–	–	(17)	(17)	–	(17)
Currency swaps	–	–	(2)	–	–	(2)	(2)	–	(2)
	(17)	–	(2)	(84)	–	(103)
Financial assets not measured at fair value
Trade and other receivables	1,046	–	–	–	–	1,046
Cash at bank	–	1,290	–	–	–	1,290
	1,046	1,290	–	–	–	2,336
Financial liabilities not measured at fair value
Acquisition consideration	–	–	–	–	(7)	(7)
Bank overdrafts	–	–	–	–	(5)	(5)
Bank loans	–	–	–	–	(859)	(859)
Corporate bond	–	–	–	–	(993)	(993)
Private placement debt not in a hedge relationship	–	–	–	–	(1,285)	(1,285)
Trade and other payables	–	–	–	–	(1,053)	(1,053)
	–	–	–	–	(4,202)	(4,202)

							Carrying amount			Fair value
	Fair value – hedging instruments	Amortised cost	Fair value through OCI	Fair value through profit or loss		Other financial liabilities	Total	Level 2	Level 3	Total
At 31 December 2020	$ million	$ million	$ million	$ million		$ million	$ million	$ million	$ million	$ million
Financial assets measured at fair value
Forward foreign exchange contracts	20	–	–	–		–	20	20	–	20
Investments	–	–	–	9		–	9	–	9	9
Contingent consideration receivable	–	–	–	37		–	37	–	37	37
Interest rate swaps	–	–	2	–	–	–	2	2	–	2
Currency swaps	–	–	2	–		–	2	2	–	2
	20	–	4	46		–	70
Financial liabilities measured at fair value
Acquisition consideration	–	–	–	(128)		–	(128)	–	(128)	(128)
Forward foreign exchange contracts	(57)	–	–	–		–	(57)	(57)	–	(57)
Currency swaps	–	–	(2)	–		–	(2)	(2)	–	(2)
	(57)	–	(2)	(128)		–	(187)
Financial assets not measured at fair value
Trade and other receivables	986	–	–	–		–	986
Cash at bank	–	1,762	–	–		–	1,762
	986	1,762	–	–		–	2,748
Financial liabilities not measured at fair value
Acquisition consideration	–	–	–	–		(37)	(37)
Bank overdrafts	–	–	–	–		(11)	(11)
Bank loans	–	–	–	–		(931)	(931)
Corporate bond	–	–	–	–		(992)	(992)
Private placement debt in a hedge relationship	–	–	–	–		(122)	(122)
Private placement debt not in a hedge relationship	–	–	–	–		(1,430)	(1,430)
Trade and other payables	–	–	–	–		(892)	(892)
	–	–	–	–		(4,415)	(4,415)

Schedule of movements for financial instruments measured using Level 3 valuation methods

	2021	2020
	$ million	$ million
Investments
At 1 January	9	7
Additions	2	2
Fair value remeasurement	(1)	–
At 31 December	10	9

Contingent consideration receivable
At 1 January	37	39
Remeasurements	1	–
Receipts	(18)	(2)
At 31 December	20	37

Acquisition consideration liability
At 1 January	(128)	(141)
Arising on acquisitions	–	(49)
Payments	23	51
Remeasurements	21	12
Discount unwind	–	(1)
At 31 December	(84)	(128)